Goodwill and Other Intangible Asset	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Asset [Abstract]
Goodwill and Other Intangible Asset
Note 6.  Goodwill and Other Intangible Asset

As a result of the merger with LyndonBank on December 31, 2007, the Company recorded goodwill amounting to $11.6 million. The goodwill is not amortizable and is not deductible for tax purposes.

The Company also recorded $4.2 million of acquired identified intangible assets representing the core deposit intangible which is subject to amortization as a non-interest expense over a ten year period using a double declining method and is deductible for tax purposes.

The amortization expense related to the remaining core deposit intangible at December 31, 2011 is expected to be as follows:

2012	$340,869
2013	272,695
2014	272,695
2015	272,695
2016	272,695
2017	272,697
Total remaining core deposit intangible expense	$1,704,346

Management evaluated goodwill for impairment at December 31, 2011 and 2010 and concluded that no impairment existed as of such dates.